Annual Total Returns	12 Months Ended
Dec. 31, 2025
Roundhill Bitcoin Covered Call Strategy ETF | Roundhill Bitcoin Covered Call Strategy ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	(3.45%)
Roundhill China Magnificent Seven ETF | Roundhill China Magnificent Seven ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	16.16%
Roundhill Daily 2X Long Magnificent Seven ETF | Roundhill Daily 2X Long Magnificent Seven ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	28.38%
Roundhill Ether Covered Call Strategy ETF | Roundhill Ether Covered Call Strategy ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	(30.73%)
Roundhill GLP-1 & Weight Loss ETF | Roundhill GLP-1 & Weight Loss ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	41.36%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF | Roundhill Innovation-100 0DTE Covered Call Strategy ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	19.49%
Roundhill Russell 2000 0DTE Covered Call Strategy ETF | Roundhill Russell 2000 0DTE Covered Call Strategy ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	9.50%
Roundhill S&P 500® 0DTE Covered Call Strategy ETF | Roundhill S&P 500® 0DTE Covered Call Strategy ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	12.74%
Roundhill S&P 500® Target 20 Managed Distribution ETF | Roundhill S&P 500® Target 20 Managed Distribution ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	16.71%